Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Thrivent Cash Management Trust
Entity Central Index Key	0001300087
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000007337
Shareholder Report [Line Items]
Fund Name	Thrivent Cash Management Trust
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Cash Management Trust (the Fund) for the six months ended April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventcmt.com/prospectus
Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
AssetsNet	$ 612,368,035
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 98,328